SHARE-BASED COMPENSATION - Share Option Activities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Aggregate fair value of the equity awards vested	$ 6,742,535	$ 11,929,903	$ 13,833,856
Unrecognized employee share based compensation expense	$ 16,658,848
Weighted average period to recognize unrecognized compensation cost (in years)	1 year 7 months 20 days